COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 2.6%
5,317	Huntington Ingalls Industries, Inc.	$ 935,313
2,294	Lockheed Martin Corporation	757,594
		1,692,907
	ASSET MANAGEMENT - 2.6%
3,660	Ameriprise Financial, Inc.	809,738
1,251	BlackRock, Inc.	868,820
		1,678,558
	BANKING - 3.4%
7,559	JPMorgan Chase & Company	1,112,457
19,155	Truist Financial Corporation	1,091,069
		2,203,526
	BIOTECH & PHARMA - 1.4%
5,790	Zoetis, Inc.	898,840

	CABLE & SATELLITE - 4.0%
450	Cable One, Inc.	861,683
17,688	Comcast Corporation, Class A	932,511
125,813	Sirius XM Holdings, Inc.	736,006
		2,530,200
	CHEMICALS - 2.3%
3,101	Air Products and Chemicals, Inc.	792,677
1,076	Sherwin-Williams Company (The)	732,046
		1,524,723
	COMMERCIAL SUPPORT SERVICES - 3.2%
4,763	UniFirst Corporation	1,154,027
9,473	Waste Connections, Inc.	925,417
		2,079,444
	DATA CENTER REIT - 1.1%
1,112	Equinix, Inc.	720,954

	ELECTRIC UTILITIES - 1.3%
12,489	NextEra Energy, Inc.	917,691

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 1.4%
14,298	Otis Worldwide Corporation	$ 910,926

	ENGINEERING & CONSTRUCTION - 1.6%
7,546	Tetra Tech, Inc.	1,044,140

	FOOD - 1.9%
8,170	Lamb Weston Holdings, Inc.	651,721
7,301	McCormick & Company, Inc.	615,328
		1,267,049
	GAS & WATER UTILITIES - 0.9%
3,929	American Water Works Company, Inc.	557,447

	HEALTH CARE FACILITIES & SERVICES - 7.2%
1,843	Chemed Corporation	820,522
10,777	Encompass Health Corporation	866,902
13,481	Ensign Group, Inc. (The)	1,105,711
7,923	Quest Diagnostics, Inc.	915,820
2,984	UnitedHealth Group, Inc.	991,344
		4,700,299
	HOME CONSTRUCTION - 1.6%
13,499	DR Horton, Inc.	1,037,668

	INDUSTRIAL REIT - 1.1%
3,641	Innovative Industrial Properties, Inc.	709,995

	INDUSTRIAL SUPPORT SERVICES - 1.4%
19,415	Fastenal Company	900,274

	INFRASTRUCTURE REIT - 1.3%
3,740	American Tower Corporation, A	808,327

	INSURANCE - 1.4%
8,478	Allstate Corporation (The)	903,755

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 3.0%
2,206	Domino's Pizza, Inc.	$ 764,401
11,004	Starbucks Corporation	1,188,762
		1,953,163
	LEISURE PRODUCTS - 1.7%
12,751	Brunswick Corporation	1,126,806

	MEDICAL EQUIPMENT & DEVICES - 4.1%
8,673	Medtronic plc	1,014,481
4,508	ResMed, Inc.	869,052
4,591	STERIS plc	802,507
		2,686,040
	MULTI-UTILITIES - 1.4%
57,923	Algonquin Power & Utilities Corporation	895,490

	OIL & GAS PRODUCERS - 2.6%
39,677	Cabot Oil & Gas Corporation	734,421
6,615	Pioneer Natural Resources Company	982,794
		1,717,215
	PUBLISHING & BROADCASTING - 1.8%
8,726	Nexstar Media Group, Inc., Class A	1,200,261

	RESIDENTIAL REIT - 0.9%
14,912	NexPoint Residential Trust, Inc.	611,988

	RETAIL - CONSUMER STAPLES - 2.9%
3,134	Casey's General Stores, Inc.	632,943
1,632	Costco Wholesale Corporation	540,192
3,586	Dollar General Corporation	677,718
		1,850,853
	RETAIL - DISCRETIONARY - 5.6%
45,213	Aaron's Company, Inc. (The)(a)	992,877
5,290	Advance Auto Parts, Inc.	848,252
3,171	Home Depot, Inc. (The)	819,196
6,009	Tractor Supply Company	955,191
		3,615,516
COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 6.6%
2,786	Broadcom, Inc.	$ 1,309,057
5,489	CMC Materials, Inc.	935,875
6,818	Texas Instruments, Inc.	1,174,537
4,070	Universal Display Corporation	861,578
		4,281,047
	SOFTWARE - 3.7%
2,911	Intuit, Inc.	1,135,698
5,475	Microsoft Corporation	1,272,280
		2,407,978
	SPECIALTY FINANCE - 2.5%
9,240	Discover Financial Services	869,207
15,341	PROG Holdings, Inc.	767,050
		1,636,257
	TECHNOLOGY HARDWARE - 4.7%
8,945	Apple, Inc.	1,084,671
29,020	AudioCodes Ltd.	826,780
6,548	Motorola Solutions, Inc.	1,149,043
		3,060,494
	TECHNOLOGY SERVICES - 12.1%
4,039	Accenture plc, Class A	1,013,385
4,610	Automatic Data Processing, Inc.	802,232
12,486	Booz Allen Hamilton Holding Corporation	963,170
4,909	Broadridge Financial Solutions, Inc.	699,483
7,024	CDW Corporation/DE	1,101,996
2,378	FactSet Research Systems, Inc.	722,698
1,325	MarketAxess Holdings, Inc.	736,621
2,106	MSCI, Inc.	872,979
4,880	Visa, Inc., Class A	1,036,464
		7,949,028
	TELECOMMUNICATIONS - 1.4%
15,632	Cogent Communications Holdings, Inc.	935,575

COPELAND RISK MANAGED DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.6%
5,119	Union Pacific Corporation	$ 1,054,309

	WHOLESALE - CONSUMER STAPLES - 1.0%
8,596	Calavo Growers, Inc.	646,849

	TOTAL COMMON STOCKS (Cost $55,565,679)	64,715,592

	TOTAL INVESTMENTS - 99.3% (Cost $55,565,679)	$ 64,715,592
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	457,593
	NET ASSETS - 100.0%	$ 65,173,185

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 1.5%
2,220	Huntington Ingalls Industries, Inc.	$ 390,520

	ASSET MANAGEMENT - 2.6%
5,363	Cohen & Steers, Inc.	345,270
18,409	Kennedy-Wilson Holdings, Inc.	345,353
		690,623
	BANKING - 3.6%
13,737	Bank OZK	566,239
5,659	Prosperity Bancshares, Inc.	415,767
		982,006
	BANKS - 1.8%
20,087	Home BancShares, Inc.	490,926

	CABLE & SATELLITE - 1.3%
183	Cable One, Inc.	350,418

	CHEMICALS - 2.0%
1,933	Quaker Chemical Corporation	545,841

	COMMERCIAL SUPPORT SERVICES - 3.0%
9,361	ABM Industries, Inc.	404,208
1,711	UniFirst Corporation	414,558
		818,766
	CONSTRUCTION MATERIALS - 1.3%
2,385	Carlisle Companies, Inc.	346,421

	DATA CENTER REIT - 1.2%
5,209	QTS Realty Trust, Inc., Class A	323,583

	ELECTRICAL EQUIPMENT - 5.6%
4,029	Badger Meter, Inc.	437,508
6,070	BWX Technologies, Inc.	352,121
3,113	Cognex Corporation	257,103
1,678	Littelfuse, Inc.	436,649
		1,483,381
COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.7%
3,307	Tetra Tech, Inc.	$ 457,590

	FOOD - 1.4%
4,590	Lamb Weston Holdings, Inc.	366,144

	GAS & WATER UTILITIES - 2.2%
3,553	American States Water Company	259,547
9,032	UGI Corporation	346,016
		605,563
	HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
3,191	LeMaitre Vascular, Inc.	163,985

	HEALTH CARE FACILITIES & SERVICES - 6.2%
806	Chemed Corporation	358,839
4,725	Encompass Health Corporation	380,079
6,794	Ensign Group, Inc. (The)	557,244
2,986	Quest Diagnostics, Inc.	345,152
		1,641,314
	HOME CONSTRUCTION - 1.3%
8,949	KB Home	361,361

	INDUSTRIAL REIT - 2.9%
9,262	Americold Realty Trust	324,540
2,298	Innovative Industrial Properties, Inc.	448,111
		772,651
	INDUSTRIAL SUPPORT SERVICES - 1.8%
5,605	MSC Industrial Direct Company, Inc., Class A	482,759

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
9,399	Lazard Ltd., Class A	363,647

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSURANCE - 1.2%
3,332	Globe Life, Inc.	$ 311,209

	INTERNET MEDIA & SERVICES - 1.6%
4,913	Shutterstock, Inc.	433,474

	LEISURE FACILITIES & SERVICES - 2.2%
921	Domino's Pizza, Inc.	319,136
1,908	Wingstop, Inc.	259,774
		578,910
	LEISURE PRODUCTS - 1.9%
5,741	Brunswick Corporation	507,332

	MACHINERY - 3.7%
1,497	Nordson Corporation	288,038
2,308	Snap-on, Inc.	468,778
2,566	Standex International Corporation	251,622
		1,008,438
	MEDICAL EQUIPMENT & DEVICES - 3.4%
15,497	Luminex Corporation	503,963
2,418	STERIS plc	422,666
		926,629
	MULTI-UTILITIES - 1.2%
20,268	Algonquin Power & Utilities Corporation	313,343

	OFFICE REIT - 1.4%
2,373	Alexandria Real Estate Equities, Inc.	378,944

	OIL & GAS PRODUCERS - 2.8%
19,214	Cabot Oil & Gas Corporation	355,651
5,758	Diamondback Energy, Inc.	398,914
		754,565
	PUBLISHING & BROADCASTING - 1.9%
3,619	Nexstar Media Group, Inc., Class A	497,793

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RESIDENTIAL REIT - 1.1%
7,518	NexPoint Residential Trust, Inc.	$ 308,539

	RETAIL - CONSUMER STAPLES - 1.5%
1,999	Casey's General Stores, Inc.	403,718

	RETAIL - DISCRETIONARY - 6.2%
18,364	Aaron's Company, Inc. (The)(a)	403,273
2,122	Advance Auto Parts, Inc.	340,263
7,485	Monro, Inc.	463,995
2,859	Tractor Supply Company	454,467
		1,661,998
	SEMICONDUCTORS - 4.8%
2,573	CMC Materials, Inc.	438,696
4,883	Power Integrations, Inc.	431,511
1,974	Universal Display Corporation	417,876
		1,288,083
	SPECIALTY FINANCE - 2.4%
5,824	Air Lease Corporation	267,089
7,798	PROG Holdings, Inc.	389,900
		656,989
	STEEL - 0.5%
1,069	Reliance Steel & Aluminum Company	141,322

	TECHNOLOGY HARDWARE - 1.4%
13,598	AudioCodes Ltd.	387,407

	TECHNOLOGY SERVICES - 8.7%
2,313	Broadridge Financial Solutions, Inc.	329,579
1,083	FactSet Research Systems, Inc.	329,135
1,941	Jack Henry & Associates, Inc.	288,122
4,500	ManTech International Corporation, Class A	351,720
707	MarketAxess Holdings, Inc.	393,050
4,304	MAXIMUS, Inc.	349,829
1,333	Morningstar, Inc.	298,925
		2,340,360
COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TELECOMMUNICATIONS - 1.4%
6,284	Cogent Communications Holdings, Inc.	$ 376,097

	TRANSPORTATION & LOGISTICS - 1.2%
2,089	Landstar System, Inc.	334,532

	WHOLESALE - CONSUMER STAPLES - 2.8%
4,820	Calavo Growers, Inc.	362,705
11,894	Core-Mark Holding Company, Inc.	387,507
		750,212
	WHOLESALE - DISCRETIONARY - 1.3%
1,069	Pool Corporation	357,869

	TOTAL COMMON STOCKS (Cost $22,371,166)	26,355,262

	TOTAL INVESTMENTS - 98.0% (Cost $22,371,166)	$ 26,355,262
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	545,484
	NET ASSETS - 100.0%	$ 26,900,746

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

Copeland Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 64,715,592	$ -	$ -	$ 64,715,592
Total	$ 64,715,592	$ -	$ -	$ 64,715,592

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 26,355,262	$ -	$ -	$ 26,355,262
Total	$ 26,355,262	$ -	$ -	$ 26,355,262

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dividend Growth Fund	$ 55,480,523	$ 9,706,400	$ (471,331)	$ 9,235,069
SMID Cap Dividend Growth Fund	22,307,861	4,188,095	(140,694)	4,047,401